Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from related parties	$ 2,809		$ 1,561
Due to related parties	5,343		4,621
Cost of revenue	69,884	$ 104,745
Long-Term Debt, Excluding Current Maturities	58,709		58,077
Total shareholders’ equity	5,824	73,906	28,365	$ 120,594
Revenue	89,272	146,853
Noncontrolling Interest
Related Party Transaction [Line Items]
Total shareholders’ equity	0	1,819	0	$ 1,889
Related Party
Related Party Transaction [Line Items]
Due from related parties	2,809		1,561
Due to related parties	5,343		4,621
Cost of revenue	841	2,823
Long-Term Debt, Excluding Current Maturities	0		5,006
Forgiveness of related party payables	5,217
Revenue	$ 0	0
Related Party | Edmodo
Related Party Transaction [Line Items]
Forgiveness of related party payables			2,412
Related Party | GEH Singapore | Noncontrolling Interest
Related Party Transaction [Line Items]
Total shareholders’ equity		$ 1,819
Related Party | Loans Payable
Related Party Transaction [Line Items]
Long-Term Debt, Excluding Current Maturities			$ 5,006